Transactions with Related Parties	12 Months Ended
Dec. 31, 2016
Related Party Transaction, Due from (to) Related Party [Abstract]
Transactions with Related Parties
4.	Transactions with Related Parties

As of December 31, 2015, the Company did not take delivery of the Ultramax newbuilding drybulk carrier with Hull number DY4050 from Yangzhou Dayang Shipbuilding Co. Ltd., or Dayang, that was scheduled to be delivered in the fourth quarter of 2015. Furthermore, the Company sent to Dayang notices for the cancellation of the Ultramax newbuilding drybulk carrier with Hull number DY4052 that was scheduled to be delivered at the end of December 2015. Dayang rejected such cancellation notices and related arbitration proceedings commenced in London thereafter. In May 2016, the Company received notice from Dayang to take delivery of Hull number DY4050. On May 24, 2016, Dayang sent a default notice for Hull number DY4050 to the Company and it commenced arbitration proceedings. The Company lacked the resources to undertake potential liabilities and litigation risks and costs associated with the delivery of vessels and on June 6, 2016, it entered into an agreement with Allseas, pursuant to which Allseas agreed to write-off approximately $2,000,000 in amounts due from the Company, waived fees for certain services it provided to the Company and assumed all contractual obligations under the shipbuilding contracts with Dayang in relation to the construction of the Ultramax newbuilding drybulk carriers with Hull numbers DY4050 and DY4052 in return for 550,000 of the Company’s Class A common shares, which were issued to Loretto.

Further to the above transaction, the following transactions with related parties occurred during the years ended December 31, 2014, 2015 and 2016:

(a)	Allseas: The following amounts charged by Allseas are included in the accompanying consolidated statements of comprehensive income / (loss):

	2014	2015	2016
Included in Commissions
Charter hire commissions	$708,153	$-	$-
Included in Vessel operating expenses
Superintendent fees	$481,200	$580,119	$-
Included in Dry-docking expenses
Superintendent fees	$123,840	$71,057	$-
Management fees - related party
Management fees	$4,628,813	$4,139,724	$416,602
Financial accounting and reporting services	$757,442	$700,012	$158,656
Loretto agreement	$880,015	$755	$-
Total Management fees	$6,266,270	$4,840,491	$575,258
Included in General and administrative expenses
Administrative fees	$37,746	$32,843	$22,219
Executive services fees	$5,689,152	$3,203,195	$444,047
Included in (Gain) / loss from sale of assets
Vessel sale & purchase commissions	$745,000	$-	$-
Superintendent fees	$-	$17,079	$66,053
Included in Impairment loss
Newbuildings supervision and superintendent fees	$-	$-	$198,487

During the year ended December 31, 2015, Allseas charged technical management and superintendent fees relating to newbuilding vessels of $1,845,161, which were capitalized and were included in advances for vessels under construction in the accompanying 2015 consolidated balance sheet.

In January 2015, the Company’s vessel owning subsidiaries signed amended and restated management agreements with Allseas, according to which a portion of the services that were previously provided by Allseas ceased. Pursuant to the terms of the amended and restated management agreements, effective January 2015, Allseas no longer provided chartering and sale and purchase services, and as such the fees related to these services were terminated. More specifically, the commissions representing the 1.25% of the gross freight, demurrage and charter hire collected from the employment of the vessels (“Charter Hire Commission”), and the 1.00% of the price of any vessel bought, constructed or sold on behalf of the Company, calculated in accordance with the relevant memorandum of agreement (“Vessel Commission”) were no longer payable to Allseas.

(1)	Ship-Owning Company Management Agreements

(i) Management Services - Each of the ship-owning companies had a management agreement with Allseas, under which management services were provided in exchange for a fixed daily fee per vessel. This fee was subject to adjustment on June 1 of each year based on the official Eurozone inflation rate. During the years ended December 31, 2014, 2015 and 2016, Allseas charged management fees of €664.46, €666.45 and €666.45 per vessel per day, respectively.

(ii) Pre-Delivery Services – A lump sum fee of $15,000 was payable to Allseas for pre-delivery services provided during the period from the date of the Memorandum of Agreement for the purchase of the vessel, until the date of delivery.

(iii) Superintendent Services – Allseas was entitled to a superintendent fee of €500 per day for each day in excess of 5 days per calendar year for which a Superintendent performed on site inspection.

Following the sale of the last of the Company’s vessels during 2016, the respective management agreements were terminated.

(2)	Accounting Agreement – Allseas is entitled to a fee of €250,000 per annum, payable quarterly, for the provision of financial accounting services, and a fee of $30,000 per vessel per annum, payable quarterly, for the provision of financial reporting services. These fees are included in Management fees - related party in the accompanying consolidated statements of comprehensive income / (loss). On May 18, 2015, the Company entered into an amended and restated accounting agreement with Allseas, pursuant to which the duration of the agreement was converted from the fixed term of one year to indefinite unless terminated in accordance with the provisions of the agreement. The fees under the amended and restated accounting agreement remained unchanged. If the respective agreement is terminated by Allseas either for “good reason” or as a result of “change in control”, as such terms are defined in the agreement, or terminated by the Company without “cause”, as defined in the agreement, Allseas will be entitled to receive (i) its fee payable through the “termination date”, as defined in the agreement, and (ii) compensation equal to three years’ annual financial accounting services fee and financial reporting fee then applicable. Effective from January 1, 2017, the financial and accounting services fee was reduced to €60,000 per annum.

(3)	Tripartite Agreement between the Company, Allseas and Loretto Finance Inc. - On November 10, 2009, the Company, Allseas, and Loretto Finance Inc. (“Loretto”), a wholly owned subsidiary of Allseas, signed a tripartite agreement, as clarified and amended by a supplemental agreement, effective from December 1, 2012, whereby in the event of a capital increase, an equity offering or the issuance of common shares to a third party or third parties in the future, other than common shares issued pursuant to the Company’s equity incentive plan as discussed in Note 10 (as the same may be further amended, amended and restated, supplemented or otherwise modified) or any future equity incentive plans may be adopted, the Company will issue, at no cost to Loretto, additional common shares in an amount equal to 2% of the total number of common shares issued pursuant to such capital increase, equity offering or third party issuance, as applicable. In accordance with the terms of the agreement, any common shares to be issued to Loretto under the agreement may only be issued once the capital increase, equity offering or third party issuance giving rise to the obligation to issue shares to Loretto under the agreement has closed and any applicable contingencies, forfeiture rights or conditions precedent relating to such capital increase, equity offering or third party issuance have lapsed or expired or have been cancelled or terminated, unless otherwise agreed by the mutual agreement of the parties. The fair value of the shares issued for no consideration are accounted as share based payment and presented as Management fees - related party in the year granted in the statement of comprehensive income / (loss). Accordingly, as of December 31, 2016, the Company has granted and issued to Loretto a total of 12,557 Class A common shares.

(4)	Administrative Service Agreement - The Company entered into an administrative service agreement with Allseas on November 12, 2008. Under the agreement, Allseas provides telecommunication services, secretarial and reception personnel and equipment, security facilities, office cleaning services and information technology services. The agreement provides that all costs and expenses incurred in connection with the provision of the above services by Allseas to be reimbursed on a quarterly basis.

(5)	Newbuildings Supervision Agreement - The Company entered into management agreements with Allseas relating to the supervision of each of the contracted newbuilding vessels, pursuant to which Allseas was entitled to: (1) a flat fee of $375,000 per vessel for the first 12 month period commencing from the respective steel cutting date of each vessel, and thereafter the flat fee was charged on a pro rata basis until the vessel’s delivery to the Company, (2) a daily fee of €115 per vessel commencing from the date of the vessel's shipbuilding contract until the Company accepts delivery of the respective vessel, and (3) €500 per day for each day in excess of 5 days per calendar year for which a superintendent performed on site inspection.

(6)	Compensation Agreement – The Company has entered into a compensation agreement with Allseas whereby in the event that Allseas is involuntarily terminated as the manager of its fleet, it shall compensate Allseas with an amount equal to the sum of (i) three years of the most recent management fees and commissions, based on the fleet at the time of termination, and (ii) €3,000,000 (or $3,157,500 based on the Euro/U.S. dollar exchange rate of €1.0000:$1.0525 as of December 30, 2016). Following the sale of the last of the Company’s vessels during 2016, the compensation agreement was terminated.

(7)	Executive Services Agreement – Effective January 1, 2011, the Company entered into an executive services agreement with Allseas, pursuant to which Allseas provides the services of the executive officers, which include strategy, business development, marketing, finance and other services, who report directly to the Company’s Board of Directors. Effective January 1, 2014, the executive services fee was adjusted to €2,900,000 per annum and effective June 1, 2016 was reduced to $300,000 per annum. On May 18, 2015, the Company entered into an amended and restated executive services agreement with Allseas, pursuant to which the duration of the agreement was converted from the fixed term of five years to indefinite unless terminated in accordance with the provisions of the agreement. If the respective agreement is terminated by Allseas either for “good reason” or as a result of “change in control”, as such terms are defined in the agreement, or terminated by the Company without “cause”, as defined in the agreement, Allseas will be entitled to receive (i) its fee payable through the “termination date”, as defined in the agreement, (ii) compensation equal to three years’ annual executive services fee then applicable, and (iii) 78,948 of the Company’s common shares, issued for no consideration on the date of termination. For the years ended December 31, 2014, 2015 and 2016, incentive compensation of $1,848,900, $0 and $0, respectively, was paid to Allseas for executive services and is included in the executive services fees presented in the table above.

As of December 31, 2015, $220,568 was due from Allseas, while as of December 31, 2016, $176,164 was due to Allseas.

(b)	Seacommercial: In January 2015, the Company’s vessel owning subsidiaries signed brokerage services agreements with Seacommercial. Pursuant to the agreements, effective January 2, 2015, Seacommercial provided full brokerage services in exchange for fees representing the 1.25% Charter Hire Commission and the 1.00% Vessel Commission.

Charter hire commissions charged by Seacommercial for the years ended December 31, 2015 and 2016, amounted to $437,817 and $24,931, respectively, and are included in Commissions in the consolidated statements of comprehensive income / (loss).

In the third quarter of 2015, following the sale of all of the issued and registered shares of the vessel-owning subsidiaries of the M/V Dream Seas, M/V Gentle Seas, M/V Peaceful Seas and M/V Friendly Seas to an entity controlled by Mr. Michael Bodouroglou, the Company proceeded with the payment of 1.00% Vessel Commission, or $632,000, to Seacommercial, which is included in Loss related to vessels held for sale in the consolidated statements of comprehensive income / (loss). In addition, an amount of $143,050 relating to 1.00% Vessel Commission on the sale of vessels M/V Pearl Seas, M/V Kind Seas, M/V Calm Seas and M/V Deep Seas is included in Loss related to vessels held for sale and paid to Seacommercial in January 2016 following the delivery of vessels to their new owners.

In December 2015, following the sale of the M/V Sapphire Seas and the M/V Diamond Seas, the Company proceeded with the payment of a 1.00% Vessel Commission, or $70,000, to Seacommercial, which is included in (Gain) / loss from sale of assets.

As of December 31, 2015 and 2016, the amounts due to Seacommercial were $12,104 and $0, respectively. Following the sale of the last of the Company’s vessels during 2016, the brokerage services agreements were terminated.

(c)	Granitis Glyfada Real Estate Ltd. ("Granitis") - Leasing: On September 13, 2007 and effective as of October 1, 2007, the Company entered into a rental agreement to lease office space in Athens, Greece, with Granitis, a company beneficially owned by the Company’s Chairman, President, Chief Executive Officer and Interim Chief Financial Officer. On October 1, 2012, the rental agreement was renewed for an additional term of 5 years, beginning October 1, 2012 and expiring September 2017, pursuant to which the monthly rental was €3,000, decreased to €1,500 as of June 2, 2016, plus 3.6% tax and adjusted annually thereafter for inflation increases in accordance with the official Greek inflation rate. Rent expense under this lease amounted to $49,001, $40,701 and $28,995 for the years ended December 31, 2014, 2015 and 2016, respectively, and is included in General and administrative expenses in the accompanying consolidated statements of comprehensive income / (loss).

(d)	Crewcare Inc. (“Crewcare”):

(1)	Manning Agency Agreements – Each of the Company’s ship-owning subsidiaries had a manning agency agreement with Crewcare, a company beneficially owned by the Company’s Chief Executive Officer, based in Manila, Philippines. Under the agreements, manning services were provided in exchange for a fixed monthly fee of $95 per seaman for all officers and crew who served on board each vessel, plus a recruitment fee of $120 per seaman, paid on a one-off basis. In addition, the agreements also provided for a fee of $30 per seaman for in-house training, and a fee of $50 per seaman for extra in-house training. The expenses incurred amounted to $441,499, $433,368 and $41,104 for the years ended December 31, 2014, 2015 and 2016, respectively, and are included in Vessels operating expenses in the accompanying consolidated statements of comprehensive income / (loss). Administrative services were also provided which represented payment of crew wages and related costs on behalf of the Company.

(2)	Cadetship Program Agreements – On October 5, 2013, Allseas on behalf of each of the Company’s ship-owning subsidiaries entered into a cadetship program agreement with Crewcare, pursuant to which Crewcare, at its own cost, was responsible for recruiting and training cadets to be assigned to the vessels. These services were provided in exchange for a lump sum fee of $5,000 per cadet employed on board the vessel for one-year on board training. The agreement had an initial term of one year with the option to renew for one more year by mutual agreement. The expenses incurred for the years ended December 31, 2014, 2015 and 2016, amounted to $360,000, $190,000 and $5,000, respectively, and are included in Vessels operating expenses in the accompanying consolidated statements of comprehensive income / (loss).

The balances due to Crewcare amounted to $1,247,676 and $161,740 as of December 31, 2015 and 2016, respectively. Following the sale of the last of the Company’s vessels during 2016, the manning and cadetship program agreements were terminated.

(e)	Milia Shipping Co. (“Milia”): On December 1, 2016, the Company entered into commercial services agreement with Milia, incorporated in Liberia in September 2012, which is the owner of the Liberian flag drybulk vessel M/V Mykonos Seas, and is beneficially owned by Mr. Michael Bodouroglou. The agreement has an initial term of five years and automatically extends for successive five year term, unless, in each case, at least 30 days advance written notice of termination is given by either party. In addition, the agreement may be terminated by either party for cause, as set forth in the agreement, on at least 30 days advance written notice. The agreement provides for the following:

(i) Chartering Commissions – The Company receives a commission fee of 2% on the gross freight, demurrage and charter hire collected from the employment of the vessel.

(ii) Sale & Purchase Commissions – A commission equal to 1% of the contract price, calculated in accordance with the relevant memorandum of agreement, of any vessel bought or sold on behalf of Milia, is payable to the Company.

Commercial services fees charged by the Company for the year ended December 31, 2016 amounted to $6,157 and are separately reflected in Commercial services fees – related party in the consolidated statements of comprehensive income / (loss). As of December 31, 2016, the amount due from Milia was $6,157 and is separately reflected in Due from related parties in the 2016 consolidated balance sheet.